UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    CBRE CLARION SECURITIES LLC
Address:                 201 King of Prussia Road
                         Suite 600
                         Radnor, PA 19087

Form 13F File Number:    28-06044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Robert Tull
Title:			Chief Compliance Officer
Phone:			(610) 995-8944

Signature, 		Place, 		and Dating of Signing:
/s/ Robert Tull    	Radnor, PA	November 14, 2011

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	028-01190			FRANK RUSSELL COMPANY

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:					1

Form 13F Information Table Entry Total:					65

Form 13F Information Table Value Total:			8,331,630 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

01	028-04547			ING Investments, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alexandria Real Estate Equitie COM              015271109   131542  2142719 SH       Sole                   812817           1329902
American Campus Communities    COM              024835100    49312  1325242 SH       Sole                   707087            618155
Apartment Investment and Manag COM              03748R101   170269  7697498 SH       Sole                  3553920           4143578
Assoc. Estates Realty          COM              045604105    10732   694200 SH       Sole                   226900            467300
AvalonBay Communities Inc.     COM              053484101   402645  3530422 SH       Sole                  1650792           1879630
Boston Properties Inc.         COM              101121101   431009  4837357 SH       Sole                  2266476           2570881
Brandywine Realty Trust SBI    COM              105368203     6371   795353 SH       Sole                   795353
BRE Properties Inc.            COM              05564E106   215920  5099681 SH       Sole                  1754541           3345140
Brookdale Senior Living Inc.   COM              112463104     2223   177301 SH       Sole                   177301
Brookfield Asset Manage-CL A   COM              112585104    29619  1075100 SH       Sole                   457800            617300
Brookfield Office Properties,  COM              112900105   146958 10672364 SH       Sole                  5338924           5333440
Camden Property Trust          COM              133131102    68734  1243824 SH       Sole                  1074082            169742
CBL and Associates Properties  COM              124830100     7596   668632 SH       Sole                   668632
Colonial Properties Trust SBI  COM              195872106    26245  1445200 SH       Sole                   755000            690200
Commonwealth REIT              COM              203233101     1335    70400 SH       Sole                    70400
Coresite Realty Corp           COM              21870Q105     1290    89892 SH       Sole                    89892
CubeSmart                      COM              229663109    19359  2269478 SH       Sole                  1027600           1241878
DDR Corp.                      COM              23317H102   122913 11276441 SH       Sole                  5312740           5963701
Diamondrock Hospitality        COM              252784301    12982  1857254 SH       Sole                  1076666            780588
Digital Realty Trust Inc.      COM              253868103    40635   736667 SH       Sole                   364327            372340
Douglas Emmett Inc.            COM              25960P109    26437  1546000 SH       Sole                   612700            933300
Duke Realty Corporation        COM              264411505    17529  1669412 SH       Sole                   907837            761575
Entertainment Properties Trust COM              29380T105     1876    48122 SH       Sole                    23600             24522
Equity Lifestyle Properties    COM              29472R108    33197   529456 SH       Sole                   225331            304125
Equity One Inc.                COM              294752100     6037   380625 SH       Sole                   255278            125347
Equity Residential             COM              29476L107   557755 10752947 SH       Sole                  5269681           5483266
Essex Property Trust Inc.      COM              297178105    14189   118199 SH       Sole                    62399             55800
Extra Space Storage Inc.       COM              30225T102    31161  1672600 SH       Sole                  1649100             23500
Federal Realty Investment Trus COM              313747206   186373  2261538 SH       Sole                   866891           1394647
First Potomac Realty Trust     COM              33610F109      297    23800 SH       Sole                    18700              5100
General Growth Properties      COM              370023103   219500 18140500 SH       Sole                  8170615           9969885
HCP Inc.                       COM              40414L109   258218  7365042 SH       Sole                  3304981           4060061
Health Care REIT Inc.          COM              42217K106   247355  5285359 SH       Sole                  2469118           2816241
HealthCare Realty Trust        COM              421946104     2265   134400 SH       Sole                   134400
Hersha Hospitality Trust       COM              427825104     1578   455995 SH       Sole                   343790            112205
Highwoods Properties Inc.      COM              431284108    97508  3450395 SH       Sole                   652478           2797917
Hospitality Properties Trust   COM              44106M102      529    24900 SH       Sole                    21300              3600
Host Hotels & Resorts Inc.     COM              44107P104   218646 19985915 SH       Sole                  8911494          11074421
Hudson Pacific Properties      COM              444097109    10520   904515 SH       Sole                   322400            582115
Hyatt Hotels Corp. - Cl A      COM              448579102     6961   221886 SH       Sole                   125512             96374
Kilroy Realty Corp.            COM              49427F108    35710  1140900 SH       Sole                   540200            600700
Kimco Realty Corp.             COM              49446R109   114560  7622089 SH       Sole                  3289418           4332671
Kite Realty Group Trust        COM              49803T102     2145   585957 SH       Sole                   389307            196650
LaSalle Hotels and Properties  COM              517942108    25438  1324900 SH       Sole                   584500            740400
Liberty Property Trust         COM              531172104   321274 11036545 SH       Sole                  5062025           5974520
LTC Properties Inc.            COM              502175102      327    12900 SH       Sole                    10800              2100
Macerich Co.                   COM              554382101   447267 10491826 SH       Sole                  4914130           5577696
Mack-Cali Realty Corp.         COM              554489104     5355   200200 SH       Sole                   185100             15100
Omega Healthcare Investors     COM              681936100    29424  1847070 SH       Sole                  1847070
Pebblebrook Hotel Trust        COM              70509V100    43673  2790619 SH       Sole                  1156238           1634381
ProLogis Inc.                  COM              74340W103   409941 16904786 SH       Sole                  8582226           8322560
Public Storage                 COM              74460D109   322158  2893203 SH       Sole                  1260521           1632682
Regency Centers Corporation    COM              758849103    28098   795300 SH       Sole                   176500            618800
Senior Housing Properties Trus COM              81721M109     1213    56300 SH       Sole                    56300
Simon Property Group Inc.      COM              828806109   995580  9052375 SH       Sole                  4035398           5016977
SL Green Realty Corp.          COM              78440X101   240421  4134504 SH       Sole                  2036077           2098427
Starwood Hotels and Resorts Wo COM              85590A401    65146  1678143 SH       Sole                   745143            933000
Tanger Factory Outlet Centers  COM              875465106    74888  2879188 SH       Sole                  1193950           1685238
Taubman Centers Inc.           COM              876664103   162172  3223457 SH       Sole                  1355703           1867754
UDR Inc.                       COM              902653104   342003 15447300 SH       Sole                  6866266           8581034
Ventas Inc.                    COM              92276F100   370856  7507201 SH       Sole                  2645239           4861962
Vornado Realty Trust           COM              929042109   448249  6007090 SH       Sole                  2385748           3621342
Washington REIT                COM              939653101     2159    76600 SH       Sole                    76600
Sunstone Hotels 8.00% Series D CV 8% CUM PFD-D  867892507     1834    85900 SH       Sole                    85900
Gafisa SA - ADR                SPONS ADR        362607301     6119  1060539 SH       Sole                   575770            484769